Operating Leases Operating Leases (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Operating Leased Assets [Line Items]
Operating leases of lessor, weighted average remaining lease term	16 years
July 1, 2012 through December 31, 2012	$ 2,312,703
2013	4,625,405
2014	4,625,405
2015	4,586,080
2016	4,573,908
2017	4,459,102
Thereafter	48,641,993
Total future minimum rental income	$ 73,824,596